HIGHLAND FLOATING RATE FUND


                          Supplement Dated May 24, 2005
           To Class A, B and C Shares Prospectus Dated January 1, 2005

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THE SUPPLEMENT, DATED MAY 23, 2005, TO THE PROSPECTUS IS AMENDED AS FOLLOWS:

The total number of registered shares is 79,220,000 Class A shares, 48,025,000 Class B shares and 80,905,800 Class C shares.
















                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE